Warrants from Public Offering	12 Months Ended
Dec. 31, 2017
Share capital, reserves and other equity interest [Abstract]
Warrants from Public Offering
Warrants from Public Offering

On February 21, 2017, the Company completed a public offering (the “February 2017 Offering”) of 10,000,000 common shares with a nominal value of CHF 0.40 each and 10,000,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share. The net proceeds to the Company from the February 2017 Offering were approximately CHF 9.1 million (US$ 9.1 million), after deducting underwriting discounts and other estimated offering expenses payable by us. The Company had transaction costs amounting to CHF 903,919. The transactions costs were recorded as CHF 397,685 in equity for the issuance of the common shares and CHF 506,234 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

The underwriter was granted a 30-day option to purchase up to 1,500,000 additional common shares and/or 1,500,000 additional warrants. On February 15, 2017, the underwriter partially exercised its 30-day option to purchase additional common shares and/or warrants in the amount of 1,350,000 warrants.

Consequently, the Company issued warrants to purchase up to 7,945,000 of its common shares at an exercise price of US$1.2 per share. The warrants are exercisable during a five-year period beginning on date of issuance. The fair value calculation of the warrants is based on the Black-Scholes option price model. Assumptions are made regarding inputs such as volatility and the risk free rate in order to determine the fair value of the warrant. If a warrant is exercised, the Company will receive variable proceeds because the Company’s functional currency is CHF and the exercise price is in USD, which results in the warrants being considered liability instruments. Therefore, the warrants were assigned fair values using the Black-Scholes model. The residual value was assigned to the common share sold along with each warrant in accordance with IAS 32 Financial instruments. The gross proceeds from the February 2017 offering were CHF 9,998,305 of which CHF 5,091,817 (fair value as of February 21, 2017) was assigned to the warrants and CHF 4,906,488 was assigned to equity.

As of December 31, 2017, the fair value of the warrants amounted to CHF 1,813,413. The fair value decreased by CHF 3,278,404 since the initial recognition.

As of March 13, 2018, following the consummation of the Merger, the outstanding warrants issued in the February 2017 Offering are excisable for up to 794,500 common shares at an exercise price of $12.00 per common share.